OTHER ASSETS - Remediation Trust Funds Narrative (Details) CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD CAD / bbl	Dec. 31, 2017 CAD	Dec. 31, 2017 CAD CAD / MMBTU	Dec. 31, 2016 CAD CAD / bbl	Dec. 31, 2016 CAD	Dec. 31, 2016 CAD CAD / MMBTU	Dec. 31, 2015 CAD
Disclosure of detailed information about property, plant and equipment [line items]
Expected remediation payments for 2018			CAD 24.0
Lump sum contribution			14.0			CAD 26.9
Remediation trust funds - current and non-current	CAD 111.6	CAD 111.6	111.6	CAD 111.6	CAD 106.5	CAD 106.5	CAD 106.5	CAD 79.6
Dispositions			CAD 4.8
Judy Creek assets
Disclosure of detailed information about property, plant and equipment [line items]
Dispositions	CAD 4.8
SOEP properties
Disclosure of detailed information about property, plant and equipment [line items]
Monthly contribution rate		7.59		4.04	13.29		6.64